SCHEDULE OF LEASE FUTURE MINIMUM PAYMENTS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Leases
Year ending September 30, 2025	$ 159,345
Total undiscounted lease obligations	159,345
Less: imputed interest	(5,091)
Lease liabilities recognized in the consolidated balance sheet	$ 154,254	$ 325,109